Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid vendor expenses	$ 2,026	$ 2,009
Prepaid insurance	154	1,894
Capitalized SPAC costs	4,033	1,233
Prepaid maintenance	211	181
Prepaid non-aircraft subscriptions	298	135
Deferred commission	576	413
Other	558	484	$ 0
Prepaid expenses and other current assets	$ 7,298	5,865	3,304
Previously Reported [Member]
Prepaid vendor expenses		2,422	1,625
Prepaid insurance		1,894	1,290
Prepaid employee expenses		1,233	0
Capitalized SPAC costs		181	377
Other		135	13
Prepaid expenses and other current assets		$ 5,865	$ 3,304